Expense Example - Nationwide Bailard Technology and Science Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Class M Shares 1 Year	Class M Shares 3 Years	Class M Shares 5 Years	Class M Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 3 Years	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years
USD ($)	692	940	1,207	1,967	301	621	1,068	2,306	95	296	515	1,143	95	296	515	1,143	107	334	579	1,283